Long-Term Debt, Textuals 1 (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Cash balance required			$ 21,365	$ 26,314
Secured Debt [Member]
Debt Instrument [Line Items]
Covenant Compliance			As at December 31, 2020 and 2019, the Company was in compliance with all of its loan covenants
Debt Instrument, Covenant Description			The loan agreements require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity.
Debt Instrument, Collateral			The loans are guaranteed by Performance Shipping Inc., are secured by first priority mortgages over the financed vessels, first priority assignments of earnings, insurances and of any charters exceeding durations of two years, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings.
Cash balance required			$ 9,000	$ 7,000
Nordea Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment			quarterly
Debt Instrument, Variable rate basis			LIBOR
Maturity date			Jul. 31, 2024
Debt Instrument, Fee	1.00%
Nordea Bank [Member] | Secured Debt [Member] | The Initial Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Jul. 24, 2019
Debt Instrument, Face Amount			$ 33,000
Number Of Subsidiaries entered Into Loan Agreement			2
Debt Instrument, Description			to partially finance the acquisition cost of the tanker vessels “Blue Moon” and “Briolette”.
Nordea Bank [Member] | Secured Debt [Member] | First Amendment Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Dec. 23, 2019
Debt Instrument, Face Amount			$ 47,000
Number Of Subsidiaries entered Into Loan Agreement			3
Additional amount			$ 14,000
Debt Instrument, Description			to provide additional finance of $14,000 for the acquisition of the tanker vessel “P. Fos”.
Nordea Bank [Member] | Secured Debt [Member] | Second Amendment Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Mar. 20, 2020
Debt Instrument, Face Amount			$ 59,000
Number Of Subsidiaries entered Into Loan Agreement			4
Additional amount			$ 12,000
Debt Instrument, Description			to additionally finance the acquisition cost of the vessel “P. Kikuma”, by $12,000.
Nordea Bank [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan margin percentage			2.75%
Nordea Bank [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan margin percentage			2.85%
Piraeus Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment			quarterly
Debt Instrument, Variable rate basis			LIBOR
Maturity date			Dec. 31, 2024
Debt Instrument, Fee		1.00%
Piraeus Bank [Member] | Secured Debt [Member] | Piraeus Bank Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Dec. 03, 2020
Debt Instrument, Face Amount			$ 31,526
Number Of Subsidiaries entered Into Loan Agreement			3
Debt Instrument, Description			to refinance the existing indebtedness of the vessels “P. Fos” and “P. Kikuma” with Nordea, described above, and partially finance the acquisition cost of the vessel “P. Yanbu”.
Debt Instrument, unused borrowing capacity amount			$ 0
Amount drawn down			$ 29,958
Piraeus Bank [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan margin percentage			2.75%
Piraeus Bank [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan margin percentage			2.85%
Nordea Bank And Piraeus Bank [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt Amount			$ 176